SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term investments and loans
Unrealized gains on available for sale investment, recorded in other comprehensive income	154
Property, plant and equipment
Minimum useful life of property, plant and equipment required for capitalization at historical cost	1 year
Income taxes
Corporate income tax rate (as a percent)	20.00%	20.00%	20.00%
Income tax rate on dividends paid (as a percent)	9.00%